Fair Value Loss (Gain) On Derivatives - Summary Of Gains Losses On Change In Fair Value Of Derivatives (Detail) - CAD ($)		3 Months Ended				12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021
Gains (losses) on financial instruments [abstract]
Gain on embedded derivatives		$ 0	[1]	$ 56,275	[1]	$ (784,261)	[2]
Deferred charge loss		0	[1]	(1,620,424)	[1]	1,615,102	[2]
Loss on substantial modification and conversion	[2]					8,571,881
Gain on warrant liability remeasurement (Note 15)		2,493,270	[3]	0	[3]	(3,362,601)	[4]
Total		$ (2,493,270)		$ 1,564,149		$ 6,040,121

[1]	Associated with the 2021 Debentures (Note 10(b)).
[2]	Associated with the 2021 Debentures (Note 14(b)) of which the majority is realized at December 31, 2021.
[3]	Change in fair value unrealized.
[4]	Change in fair value unrealized (Note 26).